BUSINESS COMBINATIONS (Schedule of acquisition of the CGM assets of Waveform Technologies, Inc) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Jan. 30, 2024
Satisfied by:
Deferred contingent consideration	$ 413,000	$ 5,384,000
Waveform Technologies Inc. [Member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment					$ 1,363,000
Intangible assets - arising on acquisition					9,360,000
Financial assets					9,000
Inventory					0
Trade and other receivables					135,000
Trade and other payables					(50,000)
Deferred tax liabilities	(1,200,000)				0
Net assets acquired					10,817,000
Goodwill					12,403,000
Total consideration					23,220,000
Satisfied by:
Cash consideration					12,500,000
Non-cash consideration					3,960,000
Deferred contingent consideration	0				6,760,000
Total consideration					23,220,000
Net cash outflow – arising on acquisition
Cash consideration					12,500,000
Net cash outflow					12,500,000
Waveform Technologies Inc. [Member] | Provisional value
Disclosure of detailed information about business combination [line items]
Property, plant and equipment					1,569,000
Intangible assets - arising on acquisition					9,360,000
Financial assets					9,000
Inventory					1,296,000
Trade and other receivables					135,000
Trade and other payables					(50,000)
Deferred tax liabilities					(1,170,000)
Net assets acquired					11,149,000
Goodwill					12,071,000
Total consideration					23,220,000
Satisfied by:
Cash consideration					12,500,000
Non-cash consideration					3,960,000
Deferred contingent consideration					6,760,000
Total consideration					23,220,000
Net cash outflow – arising on acquisition
Cash consideration					12,500,000
Net cash outflow					12,500,000
Waveform Technologies Inc. [Member] | Measurement period adjustment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment					(206,000)
Intangible assets - arising on acquisition					0
Financial assets					0
Inventory					(1,296,000)
Trade and other receivables					0
Trade and other payables					0
Deferred tax liabilities					1,170,000
Net assets acquired					(332,000)
Goodwill					332,000
Total consideration					0
Satisfied by:
Cash consideration					0
Non-cash consideration					0
Deferred contingent consideration					0
Total consideration					0
Net cash outflow – arising on acquisition
Cash consideration					0
Net cash outflow					$ 0
Metabolomics Diagnostics Limited [Member]
Disclosure of detailed information about business combination [line items]
Total consideration				$ 900,000
Satisfied by:
Total consideration				900,000
Metabolomics Diagnostics Limited [Member] | Provisional value
Disclosure of detailed information about business combination [line items]
Property, plant and equipment				10,000
Intangible assets - arising on acquisition				1,200,000
Inventory				144,000
Trade and other receivables				181,000
Trade and other payables				(494,000)
Deferred tax liabilities				(150,000)
Cash acquired				9,000
Net assets acquired				900,000
Goodwill				6,000
Total consideration				906,000
Satisfied by:
Cash consideration				412,000
Non-cash consideration				494,000
Total consideration				906,000
Net cash outflow – arising on acquisition
Cash consideration				412,000
Less: Cash and cash equivalents				(8,000)
Net cash outflow				$ 404,000
Epi Capture Limited [Member]
Satisfied by:
Cash consideration			$ 3,000,000
Deferred contingent consideration	$ 400,000		400,000
Net cash outflow – arising on acquisition
Cash consideration			3,000,000
Epi Capture Limited [Member] | Provisional value
Disclosure of detailed information about business combination [line items]
Intangible assets - arising on acquisition			2,668,000
Trade and other payables			(406,000)
Deferred tax liabilities			(333,000)
Net assets acquired			1,929,000
Goodwill			1,420,000
Total consideration			3,349,000
Satisfied by:
Non-cash consideration			2,965,000
Deferred contingent consideration			384,000
Total consideration			3,349,000
Net cash outflow – arising on acquisition
Net cash outflow			$ 0